Balances and Transactions with Related Parties (Schedule of related party balances and transactions) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from related parties	$ 73,749	$ 77,280
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 20	$ 15